Segmented Information	12 Months Ended
Dec. 31, 2021
Segmented Information
Segmented Information
25.	Segmented Information

The company identifies its operating segments by operating company, consistent with its management structure. Certain of the operating segments have been aggregated into reporting segments that are categorized by type of business as described below. The accounting policies of the reporting segments are the same as those described in note 3. Prices for inter-segment reinsurance provided by Group Re, Odyssey Group and Allied World are set at arm’s length. Eliminations and adjustments principally reflect the elimination of inter-segment reinsurance, including Crum & Forster’s loss portfolio transfer to U.S. Run-off during 2021, and the elimination of intercompany investment management fees, including Fairfax India’s performance fee accrual as described in note 28. Geographic premiums are determined by the domicile of the operating companies and where the primary underlying insurance risk resides.

Property and Casualty Insurance and Reinsurance

Northbridge - A national commercial property and casualty insurer in Canada providing property and casualty insurance products through its Northbridge Insurance and Federated subsidiaries.

Odyssey Group - A U.S.-based reinsurer that provides a full range of property and casualty products worldwide, and that underwrites specialty insurance, primarily in the U.S. and in the U.K., both directly and through the Lloyd’s market in London.

Crum & Forster - A national commercial property and casualty insurer in the U.S. that principally underwrites specialty coverages.

Zenith National - An insurer primarily engaged in workers’ compensation business in the U.S.

Brit - A market-leading global Lloyd’s of London specialty insurer and reinsurer.

Allied World - A global property, casualty and specialty insurer and reinsurer with a presence at Lloyd’s.

Fairfax Asia - This reporting segment includes the company’s operations that underwrite insurance and reinsurance coverages in Hong Kong (Falcon), Singapore (Singapore Re), Malaysia (Pacific Insurance), Indonesia (AMAG Insurance) and Sri Lanka (Fairfirst Insurance). Fairfax Asia also includes the company’s equity accounted interests in Digit (49.0%, in addition to the company’s investment in Digit compulsory convertible preferred shares described in note 5), Vietnam-based BIC Insurance (35.0%) and Thailand-based Falcon Thailand (41.2%).

Insurance and Reinsurance - Other - This reporting segment is comprised of Group Re, Bryte Insurance, Fairfax Latin America, Fairfax Central and Eastern Europe (“Fairfax CEE”) and Eurolife’s property and casualty insurance operations (“Eurolife General”). Group Re primarily constitutes the participation of the company’s Barbados based reinsurance subsidiaries CRC Re, Wentworth and Connemara in the reinsurance of Fairfax’s subsidiaries by quota share or through participation in those subsidiaries’ third party reinsurance programs on the same terms as third party reinsurers. Group Re also writes third party business. Bryte Insurance is an established property and casualty insurer in South Africa and Botswana. Fairfax Latin America is comprised of Fairfax Brasil, which writes commercial property and casualty insurance in Brazil, and Fairfax Latam, consisting of property and casualty insurance operations in Argentina, Chile, Colombia and Uruguay. Fairfax CEE is comprised of Polish Re, which writes reinsurance in Central and Eastern Europe, Colonnade Insurance, a Luxembourg property and casualty insurer with branches in each of the Czech Republic, Hungary, Slovakia, Poland, Bulgaria and Romania and an insurance subsidiary in Ukraine, and Fairfax Ukraine which comprises ARX Insurance and Universalna, both property and casualty insurers in Ukraine. Eurolife General writes property and casualty insurance in Greece and Romania.

Life insurance and Run-off

This reporting segment is comprised of Eurolife’s life insurance operations and U.S. Run-off, which includes TIG Insurance Company. European Run-off, which principally consisted of RiverStone (UK), Advent, Syndicate 3500 at Lloyd’s (managed by RiverStone Managing Agency Limited) and TIG Insurance (Barbados) Limited, was deconsolidated on March 31, 2020 as described in note 23.

Non-insurance companies

This reporting segment is comprised as follows:

Restaurants and retail – Comprised principally of Recipe, Toys “R” Us Canada (deconsolidated on August 19, 2021), Golf Town, and Sporting Life.

Fairfax India - Comprised of Fairfax India and its subsidiaries, which are principally NCML and Privi (deconsolidated on April 29, 2021).

Thomas Cook India - Comprised of Thomas Cook India and its subsidiary Sterling Resorts.

Other - Comprised primarily of AGT, Dexterra Group (acquired on May 29, 2020), Mosaic Capital (deconsolidated on August 5, 2021), Boat Rocker, Farmers Edge (consolidated on July 1, 2020), Fairfax Africa and its subsidiary CIG (both deconsolidated on December 8, 2020), and Rouge Media (deconsolidated on January 1, 2021).

Corporate and Other

Corporate and Other includes the parent entity (Fairfax Financial Holdings Limited), its subsidiary intermediate holding companies and Hamblin Watsa, an investment management company.

Sources of Earnings by Reporting Segment

Sources of earnings by reporting segment for the years ended December 31 were as follows:

2021

	Property and Casualty Insurance and Reinsurance
										Life
										insurance	Non-		Eliminations
		Odyssey	Crum &	Zenith		Allied	Fairfax			and	insurance	Corporate	and
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total	Run-off	companies	and Other	adjustments	Consolidated
Gross premiums written
External	2,121.6	5,551.4	3,704.8	718.2	3,221.9	5,794.3	534.4	2,149.4	23,796.0	114.2	—	—	—	23,910.2
Intercompany	5.0	194.9	24.9	17.0	16.4	57.6	2.6	216.4	534.8	358.1	—	—	(892.9)	—
	2,126.6	5,746.3	3,729.7	735.2	3,238.3	5,851.9	537.0	2,365.8	24,330.8	472.3	—	—	(892.9)	23,910.2
Net premiums written	1,917.4	4,849.4	2,689.3	713.0	1,998.3	3,907.8	260.6	1,473.6	17,809.4	468.7	—	—	—	18,278.1
Net premiums earned
External	1,815.9	4,178.3	2,910.5	708.9	1,754.4	3,597.9	283.1	1,199.3	16,448.3	109.7	—	—	—	16,558.0
Intercompany	(15.0)	67.6	(397.7)	2.2	(0.1)	(146.3)	(33.4)	164.6	(358.1)	358.1	—	—	—	—
	1,800.9	4,245.9	2,512.8	711.1	1,754.3	3,451.6	249.7	1,363.9	16,090.2	467.8	—	—	—	16,558.0
Underwriting expenses(2)	(1,598.7)	(4,153.7)	(2,410.9)	(628.3)	(1,698.7)	(3,225.2)	(229.6)	(1,343.9)	(15,289.0)	(776.8)	—	—	0.3	(16,065.5)
Underwriting profit (loss)	202.2	92.2	101.9	82.8	55.6	226.4	20.1	20.0	801.2	(309.0)	—	—	0.3	492.5
Interest income	61.8	149.0	80.9	11.7	52.2	98.4	15.4	51.4	520.8	22.2	3.9	28.2	(6.7)	568.4
Dividends	14.8	14.3	6.3	2.8	5.3	17.6	5.3	6.3	72.7	7.8	28.5	(0.8)	—	108.2
Investment expenses	(16.9)	(46.3)	(18.2)	(8.1)	(14.1)	(39.7)	(1.5)	(7.0)	(151.8)	(10.7)	(127.1)	(2.8)	256.6	(35.8)
Interest and dividends	59.7	117.0	69.0	6.4	43.4	76.3	19.2	50.7	441.7	19.3	(94.7)	24.6	249.9	640.8
Share of profit of associates	1.9	101.6	66.6	35.1	31.5	51.7	12.2	23.5	324.1	16.8	22.3	38.8	—	402.0
Other
Revenue	—	—	—	—	—	—	—	—	—	—	5,157.5	—	0.5	5,158.0
Expenses	—	—	—	—	—	—	—	—	—	—	(5,092.1)	—	5.2	(5,086.9)
	—	—	—	—	—	—	—	—	—	—	65.4	—	5.7	71.1
Operating income (loss)	263.8	310.8	237.5	124.3	130.5	354.4	51.5	94.2	1,567.0	(272.9)	(7.0)	63.4	255.9	1,606.4
Net gains on investments(1)	269.2	419.2	201.9	47.4	6.9	178.0	1,485.7	36.2	2,644.5	69.7	266.0	464.9	—	3,445.1
Gain on sale and consolidation of insurance subsidiaries	—	—	—	—	33.2	35.5	60.8	4.0	133.5	—	—	130.5	—	264.0
Interest expense	(1.2)	(4.4)	(3.7)	(3.7)	(18.3)	(27.8)	(0.2)	(2.2)	(61.5)	(7.9)	(140.3)	(305.4)	1.2	(513.9)
Corporate overhead and other	(11.8)	(18.9)	(32.7)	(9.2)	(13.2)	(55.9)	(19.8)	(2.5)	(164.0)	(38.4)	—	50.0	(256.6)	(409.0)
Pre-tax income (loss)	520.0	706.7	403.0	158.8	139.1	484.2	1,578.0	129.7	4,119.5	(249.5)	118.7	403.4	0.5	4,392.6
Provision for income taxes														(726.0)
Net earnings														3,666.6

Attributable to:
Shareholders of Fairfax														3,401.1
Non-controlling interests														265.5
														3,666.6
(1)	Includes net gains on deconsolidation of non-insurance subsidiaries primarily related to the deconsolidation of Fairfax India’s subsidiary Privi of $94.9 and Toys “R” Us Canada of $85.7 as described in note 23.
(2)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2021 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
		Odyssey	Crum &	Zenith		Allied	Fairfax
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total
Loss & LAE - accident year	1,038.0	3,111.7	1,434.9	427.4	981.6	2,458.3	162.9	823.7	10,438.5
Commissions	316.0	796.6	516.3	81.3	489.1	285.3	32.2	257.4	2,774.2
Other underwriting expenses	273.9	365.5	463.4	190.4	328.1	462.8	56.0	291.8	2,431.9
Underwriting expenses - accident year	1,627.9	4,273.8	2,414.6	699.1	1,798.8	3,206.4	251.1	1,372.9	15,644.6
Net (favourable) adverse claims reserve development	(29.2)	(120.1)	(3.7)	(70.8)	(100.1)	18.8	(21.5)	(29.0)	(355.6)
Underwriting expenses - calendar year	1,598.7	4,153.7	2,410.9	628.3	1,698.7	3,225.2	229.6	1,343.9	15,289.0

2020

	Property and Casualty Insurance and Reinsurance
											Non-		Eliminations
		Odyssey	Crum &	Zenith		Allied	Fairfax			Run-	insurance	Corporate	and
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total	off(1)	companies	and Other	adjustments	Consolidated

Gross premiums written
External	1,727.5	4,306.3	3,082.4	661.7	2,407.6	4,633.8	421.2	1,738.6	18,979.1	146.8	—	—	—	19,125.9
Intercompany	7.7	140.4	27.0	—	16.8	46.9	3.5	135.4	377.7	—	—	—	(377.7)	—
	1,735.2	4,446.7	3,109.4	661.7	2,424.4	4,680.7	424.7	1,874.0	19,356.8	146.8	—	—	(377.7)	19,125.9
Net premiums written	1,540.4	3,789.6	2,543.0	646.1	1,775.6	3,017.6	221.6	1,183.8	14,717.7	146.8	—	—	—	14,864.5
Net premiums earned
External	1,435.1	3,555.8	2,462.7	646.6	1,710.4	2,788.4	229.2	1,030.8	13,859.0	129.7	—	—	—	13,988.7
Intercompany	(11.0)	30.8	(36.5)	(2.8)	0.3	(65.8)	(7.5)	94.1	1.6	(1.6)	—	—	—	—
	1,424.1	3,586.6	2,426.2	643.8	1,710.7	2,722.6	221.7	1,124.9	13,860.6	128.1	—	—	—	13,988.7
Underwriting expenses(2)	(1,315.3)	(3,396.7)	(2,366.1)	(591.9)	(1,951.0)	(2,596.6)	(214.6)	(1,119.4)	(13,551.6)	(336.2)	—	—	—	(13,887.8)
Underwriting profit (loss)	108.8	189.9	60.1	51.9	(240.3)	126.0	7.1	5.5	309.0	(208.1)	—	—	—	100.9
Interest income	59.6	173.6	91.9	24.3	67.1	136.5	14.1	52.6	619.7	28.5	20.5	57.1	(9.3)	716.5
Dividends	7.9	8.6	2.2	1.8	3.4	20.3	7.1	3.7	55.0	4.9	17.2	0.7	—	77.8
Investment expenses	(11.3)	(31.0)	(14.5)	(7.1)	(12.3)	(30.1)	(1.2)	(6.6)	(114.1)	(8.7)	9.4	(2.0)	90.3	(25.1)
Interest and dividends	56.2	151.2	79.6	19.0	58.2	126.7	20.0	49.7	560.6	24.7	47.1	55.8	81.0	769.2
Share of profit (loss) of associates	(3.0)	27.8	(14.8)	(4.2)	6.6	35.6	14.6	(16.4)	46.2	(11.2)	(100.2)	(47.6)	—	(112.8)
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,742.4	—	(22.8)	4,719.6
Expenses	—	—	—	—	—	—	—	—	—	—	(4,868.0)	—	9.1	(4,858.9)
	—	—	—	—	—	—	—	—	—	—	(125.6)	—	(13.7)	(139.3)
Operating income (loss)	162.0	368.9	124.9	66.7	(175.5)	288.3	41.7	38.8	915.8	(194.6)	(178.7)	8.2	67.3	618.0
Net gains (losses) on investments	105.7	(26.9)	(158.2)	(59.9)	24.4	246.0	12.3	(7.0)	136.4	(96.9)	(65.6)	339.2	—	313.1
Gain (loss) on sale of insurance subsidiary (note 23)	—	(30.5)	(25.8)	—	—	—	—	—	(56.3)	(9.0)	—	182.4	—	117.1
Interest expense	(1.3)	(6.4)	(4.7)	(3.8)	(19.0)	(30.3)	(0.4)	(1.7)	(67.6)	(2.3)	(170.6)	(235.6)	0.2	(475.9)
Corporate overhead and other	(8.1)	(10.5)	(28.2)	(9.8)	(11.9)	(79.2)	(6.0)	(1.4)	(155.1)	(0.2)	—	(82.6)	(90.3)	(328.2)
Pre-tax income (loss)	258.3	294.6	(92.0)	(6.8)	(182.0)	424.8	47.6	28.7	773.2	(303.0)	(414.9)	211.6	(22.8)	244.1
Provision for income taxes														(206.7)
Net earnings														37.4

Attributable to:
Shareholders of Fairfax														218.4
Non-controlling interests														(181.0)
														37.4
(1)	Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.
(2)	Property and casualty insurance and reinsurance underwriting expenses for the year ended December 31, 2020 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Property and Casualty Insurance and Reinsurance
		Odyssey	Crum &	Zenith		Allied	Fairfax
	Northbridge	Group	Forster	National	Brit	World	Asia	Other	Total
Loss & LAE - accident year	878.9	2,652.2	1,521.7	401.8	1,301.8	1,931.2	148.3	687.6	9,523.5
Commissions	243.8	693.5	415.2	74.1	436.4	253.7	30.8	215.6	2,363.1
Other underwriting expenses	231.8	270.5	434.4	190.1	275.6	416.8	54.0	246.7	2,119.9
Underwriting expenses - accident year	1,354.5	3,616.2	2,371.3	666.0	2,013.8	2,601.7	233.1	1,149.9	14,006.5
Net favourable claims reserve development	(39.2)	(219.5)	(5.2)	(74.1)	(62.8)	(5.1)	(18.5)	(30.5)	(454.9)
Underwriting expenses - calendar year	1,315.3	3,396.7	2,366.1	591.9	1,951.0	2,596.6	214.6	1,119.4	13,551.6

Investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities

Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment, were as follows:

	Investments in
	associates			Additions to goodwill		Segment assets		Segment liabilities
	2021	2020		2021	2020	2021	2020	2021	2020
Property and Casualty Insurance and Reinsurance
Northbridge	192.1	182.1		—	—	6,152.3	5,231.6	3,978.7	3,418.3
Odyssey Group	1,211.8	1,164.9		—	—	17,309.9	15,041.7	11,946.1	10,141.0
Crum & Forster	422.5	368.2		—	—	8,719.4	7,596.0	6,073.4	5,448.2
Zenith National	186.9	124.5		—	—	2,562.9	2,472.0	1,515.3	1,539.1
Brit	363.0	363.1		16.4	—	10,597.7	9,040.7	8,082.6	6,826.2
Allied World	593.9	537.0		—	—	19,294.8	16,975.5	14,591.1	12,547.4
Fairfax Asia	159.8	149.9		—	—	4,010.0	1,920.1	1,336.8	794.7
Other	255.4	219.6		—	—	5,752.7	5,097.8	4,509.7	4,021.4
	3,385.4	3,109.3		16.4	—	74,399.7	63,375.4	52,033.7	44,736.3
Life insurance and Run-off	272.6	129.3		—	—	6,669.1	2,601.9	5,781.1	2,095.9
Non-insurance companies	1,379.7	1,373.5		44.3	182.1	7,856.4	8,349.0	4,075.1	5,124.2
Corporate and Other and eliminations and adjustments	1,066.3	1,827.5	(1)	—	—	(2,279.8)	(272.3)	3,440.2	4,570.3
Consolidated	6,104.0	6,439.6		60.7	182.1	86,645.4	74,054.0	65,330.1	56,526.7
(1)	Includes investment in associate held for sale related to RiverStone Barbados of $729.5 as described in note 23.

Product Line

Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty(1)		Total
	2021	2020	2021	2020	2021	2020	2021	2020
Property and Casualty Insurance and Reinsurance - net premiums earned
Northbridge	810.8	626.4	828.7	659.6	161.4	138.1	1,800.9	1,424.1
Odyssey Group	2,187.5	1,838.9	1,741.8	1,444.0	316.6	303.7	4,245.9	3,586.6
Crum & Forster	355.9	364.2	1,903.3	1,837.5	253.6	224.5	2,512.8	2,426.2
Zenith National	42.9	37.5	668.2	605.9	—	0.4	711.1	643.8
Brit	699.2	544.3	745.7	853.0	309.4	313.4	1,754.3	1,710.7
Allied World	990.2	882.6	2,369.3	1,755.4	92.1	84.6	3,451.6	2,722.6
Fairfax Asia	90.4	74.5	120.9	116.4	38.4	30.8	249.7	221.7
Other	744.5	634.3	423.4	332.1	196.0	158.5	1,363.9	1,124.9
	5,921.4	5,002.7	8,801.3	7,603.9	1,367.5	1,254.0	16,090.2	13,860.6
Life insurance and Run-off(1)	8.2	31.6	348.8	31.5	110.8	65.0	467.8	128.1
Consolidated net premiums earned	5,929.6	5,034.3	9,150.1	7,635.4	1,478.3	1,319.0	16,558.0	13,988.7
Interest and dividends							640.8	769.2
Share of profit (loss) of associates							402.0	(112.8)
Net gains on investments							3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries (note 23)							264.0	117.1
Other revenue							5,158.0	4,719.6
Consolidated income							26,467.9	19,794.9

Distribution of net premiums earned	35.8%	36.0%	55.3%	54.6%	8.9%	9.4%	100.0%	100.0%
(1)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, and European Run-off prior to its deconsolidation on March 31, 2020, pursuant to the transactions described in note 23.

Geographic Region

Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Property and Casualty Insurance and Reinsurance - net premiums earned
Northbridge	1,782.7	1,407.3	18.2	16.8	—	—	—	—	1,800.9	1,424.1
Odyssey Group	124.1	101.2	2,830.6	2,356.3	518.6	469.8	772.6	659.3	4,245.9	3,586.6
Crum & Forster	2.2	—	2,495.4	2,409.2	1.2	0.2	14.0	16.8	2,512.8	2,426.2
Zenith National	—	—	708.5	643.8	—	—	2.6	—	711.1	643.8
Brit	90.5	97.7	1,271.1	1,228.5	49.3	45.9	343.4	338.6	1,754.3	1,710.7
Allied World	78.5	52.6	2,569.7	2,030.5	239.0	227.6	564.4	411.9	3,451.6	2,722.6
Fairfax Asia	—	—	—	—	249.7	221.7	—	—	249.7	221.7
Other	0.2	0.1	81.8	54.8	189.2	139.6	1,092.7	930.4	1,363.9	1,124.9
	2,078.2	1,658.9	9,975.3	8,739.9	1,247.0	1,104.8	2,789.7	2,357.0	16,090.2	13,860.6
Life insurance and Run-off(3)	—	0.1	358.1	1.1	—	—	109.7	126.9	467.8	128.1
Consolidated net premiums earned	2,078.2	1,659.0	10,333.4	8,741.0	1,247.0	1,104.8	2,899.4	2,483.9	16,558.0	13,988.7
Interest and dividends									640.8	769.2
Share of profit (loss) of associates									402.0	(112.8)
Net gains on investments									3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries (note 23)									264.0	117.1
Other revenue									5,158.0	4,719.6
Consolidated income									26,467.9	19,794.9

Distribution of net premiums earned	12.6%	11.9%	62.4%	62.4%	7.5%	7.9%	17.5%	17.8%	100.0%	100.0%
(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.
(2)	The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.
(3)	Includes Eurolife’s life insurance operations since Eurolife’s consolidation on July 14, 2021, and European Run-off prior to its deconsolidation on March 31, 2020, pursuant to the transactions described in note 23.

Non-insurance companies

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants
	and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Revenue	1,803.8	1,734.2	228.2	312.8	249.4	225.2	2,876.1	2,470.2	5,157.5	4,742.4
Expenses	(1,724.8)	(1,811.1)	(206.9)	(305.9)	(293.4)	(288.3)	(2,867.0)	(2,462.7)	(5,092.1)	(4,868.0)
Pre-tax income (loss) before interest expense and other(3)	79.0	(76.9)	21.3	6.9	(44.0)	(63.1)	9.1	7.5	65.4	(125.6)
Interest and dividends	7.5	6.1	(102.2)	28.9	(0.1)	—	0.1	12.1	(94.7)	47.1
Share of profit (loss) of associates	—	1.3	20.2	(24.8)	(0.1)	(3.4)	2.2	(73.3)	22.3	(100.2)
Operating income (loss)	86.5	(69.5)	(60.7)	11.0	(44.2)	(66.5)	11.4	(53.7)	(7.0)	(178.7)
Net gains (losses) on investments	29.5	(6.6)	236.4	(12.4)	(3.3)	4.0	3.4	(50.6)	266.0	(65.6)
Pre-tax income (loss) before interest expense	116.0	(76.1)	175.7	(1.4)	(47.5)	(62.5)	14.8	(104.3)	259.0	(244.3)
(1)	These results differ from those published by Fairfax India due to Fairfax India’s application of investment entity accounting under IFRS.
(2)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.
(3)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Segmented Balance Sheet

The company’s segmented balance sheets as at December 31, 2021 and 2020 present the assets, liabilities and non-controlling interests in each of the company’s reporting segments in accordance with the company’s IFRS accounting policies and includes, where applicable, acquisition accounting adjustments principally related to goodwill and intangible assets which arose on initial acquisition of the subsidiaries or on a subsequent step acquisition. Certain of the company’s subsidiaries hold equity interests in other Fairfax subsidiaries (“affiliates”) which are carried at cost. Affiliated insurance and reinsurance balances are not shown separately and are eliminated in “Corporate and eliminations”.

	December 31, 2021					December 31, 2020
	Insurance	Life				Insurance
	and	insurance	Non-	Corporate		and		Non-	Corporate
	reinsurance	and	insurance	and		reinsurance		insurance	and
	companies	Run-off	companies	eliminations(5)	Consolidated	companies	Run-off	companies	eliminations(5)	Consolidated
Assets
Holding company cash and investments	604.5	—	—	873.8	1,478.3	598.1	—	—	654.1	1,252.2
Insurance contract receivables	7,266.0	7.8	—	(390.6)	6,883.2	6,052.5	8.4	—	(244.8)	5,816.1
Portfolio investments(1)(2)	45,061.8	4,963.9	2,252.8	(581.1)	51,697.4	37,947.8	1,592.4	1,810.3	758.1	42,108.6
Deferred premium acquisition costs	1,977.3	3.8	—	(57.0)	1,924.1	1,574.4	—	—	(30.7)	1,543.7
Recoverable from reinsurers	13,497.3	457.6	—	(1,864.4)	12,090.5	11,254.2	453.7	—	(1,174.7)	10,533.2
Deferred income tax assets	268.2	29.0	66.9	158.3	522.4	460.0	0.1	64.5	189.3	713.9
Goodwill and intangible assets	3,579.5	7.5	2,341.2	—	5,928.2	3,586.2	41.1	2,601.8	—	6,229.1
Due from affiliates	231.9	360.2	—	(592.1)	—	222.6	357.7	3.8	(584.1)	—
Other assets	1,746.0	810.0	3,195.5	369.8	6,121.3	1,526.4	119.2	3,868.6	343.0	5,857.2
Investments in affiliates(3)	167.2	29.3	—	(196.5)	—	153.2	29.3	—	(182.5)	—
Total assets	74,399.7	6,669.1	7,856.4	(2,279.8)	86,645.4	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0

Liabilities
Accounts payable and accrued liabilities	2,150.4	233.4	2,077.4	524.2	4,985.4	1,843.3	59.9	2,566.4	526.5	4,996.1
Derivative obligations	72.5	—	47.9	32.5	152.9	114.9	1.1	50.0	23.4	189.4
Due to affiliates	29.4	0.2	135.1	(164.7)	—	8.3	—	117.6	(125.9)	—
Deferred income tax liabilities	322.2	72.9	198.5	5.2	598.8	152.7	—	197.7	6.0	356.4
Insurance contract payables	4,289.4	652.0	—	(447.9)	4,493.5	3,224.2	11.6	—	(271.8)	2,964.0
Provision for losses and loss adjustment expenses(4)	33,684.6	4,806.1	—	(1,598.4)	36,892.3	29,809.4	2,023.3	—	(1,023.4)	30,809.3
Provision for unearned premiums(4)	10,694.5	16.5	—	(256.8)	10,454.2	8,550.1	—	—	(152.6)	8,397.5
Borrowings	790.7	—	1,616.2	5,346.1	7,753.0	1,033.4	—	2,192.5	5,588.1	8,814.0
Total liabilities	52,033.7	5,781.1	4,075.1	3,440.2	65,330.1	44,736.3	2,095.9	5,124.2	4,570.3	56,526.7

Equity
Shareholders' equity attributable to shareholders of Fairfax	19,778.9	888.0	1,782.5	(6,064.3)	16,385.1	17,117.4	506.0	1,385.9	(5,152.7)	13,856.6
Non-controlling interests	2,587.1	—	1,998.8	344.3	4,930.2	1,521.7	—	1,838.9	310.1	3,670.7
Total equity	22,366.0	888.0	3,781.3	(5,720.0)	21,315.3	18,639.1	506.0	3,224.8	(4,842.6)	17,527.3
Total liabilities and total equity	74,399.7	6,669.1	7,856.4	(2,279.8)	86,645.4	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0
(1)	Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)	Includes investment in associate held for sale at December 31, 2021 of nil (December 31, 2020 - $729.5). See note 6 and note 23.
(3)	Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(4)	Included in insurance contract liabilities on the consolidated balance sheet.
(5)	Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to the primary insurers.